Note L - Commitments and Contingent Liabilities (Details Textual) - Fixed Rate Commitments [Member]	Dec. 31, 2019
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.375%
Long-term Debt, Term	15 years
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.25%
Long-term Debt, Term	30 years